Basis Of Presentation and Summary of Significant Accounting Policies Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Pension plan adjustments	$ (30,800)	$ (30,523)	$ (50,268)
Foreign currency translation adjustments	2,300	3,287	20,429
Fair value of cash flow hedges	(22,300)	(23,994)	(33,106)
Share of equity investee's Accumulated Other Comprehensive loss	(8,000)	(7,995)	(10,800)
Accumulated other comprehensive income (loss), net of tax	$ (58,840)	$ (59,225)	$ (73,745)